Expense Example, No Redemption - Campbell Systematic Macro Fund - Class C Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 278
Expense Example, No Redemption, 3 Years	874
Expense Example, No Redemption, 5 Years	1,495
Expense Example, No Redemption, 10 Years	$ 3,169